17 Borrowings and financing (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Current	R$ 3,034,449	R$ 2,859,843
Noncurrent	14,224,175	10,384,866
Total	17,258,624	13,244,709		R$ 13,152,796		R$ 12,100,966
Local currency [member]
Disclosure of detailed information about borrowings [line items]
Current	2,674,805	977,943
Noncurrent	11,035,957	5,907,968
Total	13,710,762	6,885,911		6,483,387		6,428,145
Local currency [member] | 10th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Current	0	41,021
Noncurrent	0	0
Total	0	41,021
Local currency [member] | 12th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Current	45,450	45,450
Noncurrent	158,425	203,829
Total	203,875	249,279
Local currency [member] | 14th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Current	51,873	41,940
Noncurrent	24,205	63,012
Total	76,078	104,952
Local currency [member] | 17th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Current	91,850	289,211
Noncurrent	183,335	263,226
Total	275,185	552,437
Local currency [member] | 18th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Current	45,918	34,239
Noncurrent	135,105	133,679
Total	181,023	167,918
Local currency [member] | 21st issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Current	175,000	150,000
Noncurrent	174,769	349,660
Total	349,769	499,660
Local currency [member] | 22nd issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Current	99,969	0
Noncurrent	678,149	765,689
Total	778,118	765,689
Local currency [member] | 23rd issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Current	0	0
Noncurrent	864,678	864,603
Total	864,678	864,603
Local currency [member] | 24th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Current	0	0
Noncurrent	414,994	395,855
Total	414,994	395,855
Local currency [member] | 25th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Current	1,442,610	0
Noncurrent	0	0
Total	1,442,610	0
Local currency [member] | 26th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Current	0	0
Noncurrent	1,047,767	0
Total	1,047,767	0
Local currency [member] | 27th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Current	0	0
Noncurrent	997,000	0
Total	997,000	0
Local currency [member] | Brazilian federal savings bank [member]
Disclosure of detailed information about borrowings [line items]
Current	90,382	83,519
Noncurrent	1,324,459	1,341,660
Total	1,418,832	1,429,250		1,345,684		1,236,674
Local currency [member] | Brazilian Development Bank - BNDES PAC [member]
Disclosure of detailed information about borrowings [line items]
Current	13,185	11,184
Noncurrent	20,247	27,854
Total	33,432	39,038
Local currency [member] | Brazilian Development Bank - BNDES PAC II 9751 [member]
Disclosure of detailed information about borrowings [line items]
Current	7,159	6,990
Noncurrent	37,447	40,685
Total	44,606	47,675
Local currency [member] | Brazilian Development Bank - BNDES PAC II 9752 [member]
Disclosure of detailed information about borrowings [line items]
Current	4,851	3,913
Noncurrent	25,470	24,457
Total	30,321	28,370
Local currency [member] | Brazilian Development Bank - BNDES ONDA LIMPA [member]
Disclosure of detailed information about borrowings [line items]
Current	26,751	23,704
Noncurrent	86,809	100,582
Total	113,560	124,286
Local currency [member] | Brazilian Development Bank - BNDES TIETE III [member]
Disclosure of detailed information about borrowings [line items]
Current	86,823	52,874
Noncurrent	542,519	383,191
Total	629,342	436,065
Local currency [member] | Brazilian Development Bank - BNDES 2015 [member]
Disclosure of detailed information about borrowings [line items]
Current	33,558	31,712
Noncurrent	454,126	460,646
Total	487,684	492,358
Local currency [member] | Brazilian Development Bank - BNDES 2014 [member]
Disclosure of detailed information about borrowings [line items]
Current	5,143	4,659
Noncurrent	23,017	25,411
Total	28,160	30,070
Local currency [member] | Leases (Concession Agreements, Program Contracts and Contract Assets) [member]
Disclosure of detailed information about borrowings [line items]
Current	28,847	27,314
Noncurrent	399,896	432,357
Total	428,743	459,671		568,666		561,616
Local currency [member] | Leases (Others) [member]
Disclosure of detailed information about borrowings [line items]
Current	36,576	51,088
Noncurrent	9,300	23,365
Total	45,876	74,453	[1]	0	[1]
Local currency [member] | Other [member]
Disclosure of detailed information about borrowings [line items]
Current	3,778	1,665
Noncurrent	11,382	8,207
Total	15,160	9,872
Local currency [member] | Interest and charges [member]
Disclosure of detailed information about borrowings [line items]
Current	158,918	77,460
Noncurrent	0	0
Total	158,918	77,460
Local currency [member] | Inter-American Development Bank - BID 2202 [member]
Disclosure of detailed information about borrowings [line items]
Current	181,349	0
Noncurrent	2,524,798	0
Total	2,706,147	0
Local currency [member] | Inter-American Development Bank - BID INVEST [member]
Disclosure of detailed information about borrowings [line items]
Current	44,815	0
Noncurrent	898,060	0
Total	942,875	0
Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Current	359,644	1,881,900
Noncurrent	3,188,218	4,476,898
Total	3,547,862	6,358,798		6,669,409		5,672,821
Foreign currency [member] | Interest and charges [member]
Disclosure of detailed information about borrowings [line items]
Current	21,577	44,967
Noncurrent	0	0
Total	21,577	44,967
Foreign currency [member] | Inter-American Development Bank - BID 1212 [member]
Disclosure of detailed information about borrowings [line items]
Current	53,412	41,428
Noncurrent	213,649	207,140
Total	267,061	248,568
Foreign currency [member] | Inter-American Development Bank - BID 2202 [member]
Disclosure of detailed information about borrowings [line items]
Current	0	128,623
Noncurrent	0	1,914,298
Total	0	2,042,921
Foreign currency [member] | International Bank of Reconstruction and Development -BIRDs 7662 e 8906 [member]
Disclosure of detailed information about borrowings [line items]
Current	31,594	24,505
Noncurrent	393,949	330,898
Total	425,543	355,403
Foreign currency [member] | Eurobonds [member]
Disclosure of detailed information about borrowings [line items]
Current	0	1,409,921
Noncurrent	0	0
Total	0	1,413,956		1,358,412		1,158,642
Foreign currency [member] | JICA 15 [member]
Disclosure of detailed information about borrowings [line items]
Current	58,117	42,813
Noncurrent	464,936	385,315
Total	523,053	428,128
Foreign currency [member] | JICA 18 [member]
Disclosure of detailed information about borrowings [line items]
Current	52,253	38,493
Noncurrent	417,846	346,237
Total	470,099	384,730
Foreign currency [member] | JICA 17 [member]
Disclosure of detailed information about borrowings [line items]
Current	11,260	12,466
Noncurrent	156,738	91,845
Total	167,998	104,311
Foreign currency [member] | JICA 19 [member]
Disclosure of detailed information about borrowings [line items]
Current	91,456	67,372
Noncurrent	1,415,683	1,109,644
Total	1,507,139	1,177,016
Foreign currency [member] | BID 1983AB [member]
Disclosure of detailed information about borrowings [line items]
Current	39,975	71,312
Noncurrent	78,943	91,521
Total	119,379	R$ 163,864		R$ 225,592		R$ 270,470
Foreign currency [member] | Inter-American Development Bank - BID 4623 [member]
Disclosure of detailed information about borrowings [line items]
Current	0
Noncurrent	46,474
Total	R$ 46,474

[1]	The amount presented in Funding for Leasing (IFRS 16) includes R$ 64,955 referring to the initial adoption of the standard on January 1, 2019.